STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES - 30.4%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	$ 181,898	$ 183,117
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	443,090	443,561
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	76,179	76,782
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	125,858	126,708
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	308,186	310,515
ACHV ABS TRUST
Series 2024-1PL, Class A, 5.90%, 04/25/2031 (a)	39,646	39,638
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	545,758	551,687
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	1,204,115	1,212,206
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	622,996	629,469
Affirm, Inc., Series 2025-1A, Class B, 5.13%, 02/15/2033 (a)	1,000,000	1,003,561
AMCR ABS Trust, Series 2026-A, Class A, 5.52%, 05/18/2033 (a)	1,000,000	999,970
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	422,620	425,798
Series 2023-1, Class D, 6.35%, 04/12/2029 (a)	1,475,725	1,488,946
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	3,700,000	3,772,347
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	1,500,000	1,528,200
Series 2026-1, Class A, 4.16%, 07/12/2029 (a)	914,212	913,757
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A, 4.22%, 03/19/2029 (a)	1,000,000	1,000,788
Series 2026-1, Class A2, 4.03%, 04/18/2029 (a)	5,000,000	4,998,495
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	125,296	125,763
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	1,005,833	999,646
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	1,000,000	982,081
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	166,667	166,892
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	2,132,000	2,134,009
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031(a)	84,195	84,752
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03%, 11/15/2029	1,530,000	1,557,121
CarMax Auto Owner Trust, Series 2023-2, Class D, 6.55%, 10/15/2029	500,000	510,364
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.90%, 03/10/2028(a)	587,143	577,374
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	500,000	505,173
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1B, 5.60%, 06/25/2060 (a)(b)	897,733	902,803
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	1,172,420	1,176,403
Exeter Automobile Receivables Trust
Series 2022-6A, Class D, 8.03%, 04/06/2029	850,000	867,210
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,018,755
Series 2026-1A, Class A2, 4.08%, 09/15/2028	1,500,000	1,499,515

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
FHF Trust, Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	$158,059	$158,825
FIGRE Trust 2023-HE1
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (a)(c)	2,250,408	2,318,102
Series 2025-HE7, Class A, 5.15%, 11/25/2055 (a)(c)	922,452	918,701
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (a)(c)	1,267,557	1,290,891
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	71,167	70,249
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	116,000	111,721
Ford Credit Auto Owner Trust, Series 2023-C, Class A3, 5.53%, 09/15/2028	5,226,477	5,268,446
FREED ABS Trust
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	51,942	52,038
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	78,027	78,106
GLS Auto Receivables Trust
Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	1,457,726	1,469,912
Series 2025-1A, Class A2, 4.68%, 12/15/2027 (a)	3,004,466	3,005,479
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.16% (30 day avg SOFR US + 1.50%), 01/25/2055 (a)	958,732	961,716
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (a)	500,000	493,496
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27%, 11/20/2028	6,854,487	6,908,154
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A2B, 4.37% (30 day avg SOFR US + 0.70%), 09/15/2027 (a)	1,530,424	1,532,850
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 04/25/2056 (a)(b)	1,901,711	1,896,243
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029(a)	285,030	285,309
Lobel Automobile Receivables Trust, Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	1,432,886	1,457,965
Marlette Funding Trust, Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	1,628,000	1,664,951
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.28%, 12/15/2028	7,777,143	7,830,051
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	1,000,000	1,020,431
Onslow Bay Mortgage Loan Trust, Series 2026-HE1, Class A1A, 5.01% (30 day avg SOFR US + 1.35%), 02/25/2056 (a)	983,047	988,717
Oportun Financial Corp., Series 2026-A, Class B, 5.06%, 01/09/2034 (a)	1,000,000	998,163
Pagaya AI Debt Selection Trust
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	556,891	559,201
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	1,104,629	1,111,461
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	310,374	310,438
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	100,577	100,630
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	495,025	495,311
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	408,274	409,134
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	223,865	224,581
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	356,389	357,796
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	240,589	241,375

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	$926,521	$928,446
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	422,177	423,219
Series 2025-2, Class A2, 4.96%, 10/15/2032 (a)	1,206,845	1,208,102
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	368,258	370,233
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	499,899	503,913
Series 2025-4, Class A2, 5.37%, 01/17/2033 (a)	1,274,484	1,280,386
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	999,964	1,004,671
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	999,964	1,008,328
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	999,908	996,734
Series 2025-6, Class B, 4.88%, 04/15/2033 (a)	999,908	993,009
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	2,999,465	2,985,605
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	2,999,465	2,983,350
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (a)	832,816	836,450
Series 2025-R1, Class B, 5.71%, 06/15/2032 (a)	940,056	943,414
Series 2025-R3, Class A, 4.84%, 01/18/2033 (a)	1,964,371	1,963,394
Series 2026-1, Class A2, 4.74%, 09/15/2033 (a)	1,000,000	998,808
Series 2026-R1, Class A, 4.71%, 12/15/2033 (a)	1,093,307	1,090,767
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	2,500,000	2,509,444
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	750,000	753,391
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028(a)	2,000,000	2,006,046
RCKT Mortgage Trust, Series 2025-CES7, Class A1B, 5.48%, 07/25/2055(a)(b)	807,368	810,644
Reach Financial LLC, Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	305,998	307,788
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	2,000,000	2,011,793
Series 2025-4A, Class B, 5.50%, 04/25/2034 (a)	3,000,000	2,989,903
Series 2025-6A, Class A3, 5.01%, 08/25/2034 (a)	1,000,000	999,613
Series 2025-6A, Class C, 5.53%, 08/25/2034 (a)	1,000,000	996,969
Series 2026-1A, Class A2, 4.52%, 01/25/2035 (a)	2,500,000	2,497,836
Series 2026-1A, Class A3, 4.86%, 01/25/2035 (a)	1,000,000	996,857
Series 2026-R1A, Class A, 5.66%, 07/25/2034 (a)	2,000,000	2,002,167
SAFCO Auto Receivables Trust
Series 2024-1A, Class B, 6.31%, 11/20/2028 (a)	74,886	74,680
Series 2025-1A, Class A, 5.46%, 09/10/2029 (a)	775,850	775,717
Santander Consumer USA Holdings, Inc., Series 2026-1, Class A2, 4.04%, 03/15/2029	1,000,000	999,739
SoFi Consumer Loan Program Trust, Series 2026-1, Class A, 4.06%, 12/26/2035 (a)	913,559	912,815
Sotheby's Artfi Master Trust, Series 2026-1A, Class A2, 4.92% (3 mo. Term SOFR + 1.25%), 06/20/2033 (a)	1,300,000	1,302,280
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	482,982	484,711
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	796,129	797,144

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Towd Point Mortgage Trust
Series 2025-CES2, Class A2, 5.58%, 07/25/2065 (a)(b)	$500,000	$500,477
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(b)	2,441,008	2,464,537
Toyota Lease Owner Trust, Series 2024-A, Class A4, 5.26%, 06/20/2028 (a)	6,000,000	6,012,170
Tricolor Auto Securitization Trust, Series 2024-3A, Class B, 5.36%, 09/15/2028 (a)	2,000,000	916,588
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032 (a)	713,652	715,564
Series 2025-ST8, Class B, 5.07%, 12/15/2033 (a)	1,000,000	998,540
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	47,737	47,626
Upstart Securitization Trust
Series 2024-1, Class A, 5.33%, 11/20/2034 (a)	380,603	381,681
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	499,753	502,730
Series 2026-1, Class A2, 4.30%, 03/20/2036 (a)	600,000	598,269
Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, 06/20/2029	3,000,000	3,008,708
Veros Automobile Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	39,661	39,566
Series 2025-1, Class A, 5.31%, 09/15/2028 (a)	234,656	234,635
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/2069 (a)(b)	1,673,225	1,692,811
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(b)	321,636	321,691
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(b)	1,000,000	1,000,590
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(b)	1,457,072	1,464,740
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(b)	2,309,501	2,327,510
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(b)	2,152,814	2,161,963
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(b)	1,849,805	1,854,574
Series 2026-CES1, Class A1, 5.04%, 02/25/2056 (a)(b)	990,519	985,201
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2B, 4.20% (30 day avg SOFR US + 0.53%), 09/15/2028 (a)	1,000,000	1,000,708
TOTAL ASSET-BACKED SECURITIES (Cost $152,289,370)		151,383,094

CORPORATE BONDS - 26.7%
Consumer Discretionary - 4.1%
Automobile Manufacturers - 0.0% (d)
General Motors Co., 5.35%, 04/15/2028	145,000	147,116

Automotive - 0.7%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,955,000	1,875,397
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,550,000	1,486,951
		3,362,348

Automotive Parts & Equipment - 0.5%
BorgWarner, Inc., 2.65%, 07/01/2027	2,555,000	2,497,540

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Automotive Retail - 0.2%
AutoNation, Inc., 3.80%, 11/15/2027	$878,000	$867,493

Consumer Finance - 0.5%
American Honda Finance Corp., 4.55%, 07/09/2027	2,460,000	2,461,797

Homebuilding - 0.6%
Meritage Homes Corp., 5.13%, 06/06/2027	1,350,000	1,354,000
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,500,000	1,502,593
		2,856,593

Hotels, Resorts & Cruise Lines - 1.6%
Carnival Corp., 4.00%, 08/01/2028 (a)	2,680,000	2,618,059
Hyatt Hotels Corp., 5.75%, 01/30/2027	475,000	479,253
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (a)	145,000	145,564
5.50%, 04/01/2028 (a)	2,275,000	2,301,494
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	2,680,000	2,670,238
		8,214,608
Total Consumer Discretionary		20,407,495

Consumer Staples - 1.7%
Packaged Foods & Meats - 1.3%
Campbell's Co., 5.20%, 03/19/2027	2,680,000	2,695,181
Conagra Brands, Inc., 1.38%, 11/01/2027	1,955,000	1,859,184
Kraft Heinz Foods Co.
3.00%, 06/01/2026	900,000	897,864
3.88%, 05/15/2027	1,160,000	1,152,456
		6,604,685

Soft Drinks & Non-alcoholic Beverages - 0.4%
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	1,955,000	1,963,172
Total Consumer Staples		8,567,857

Energy - 1.7%
Integrated Oil & Gas - 0.3%
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,500,000	1,493,049

Oil & Gas Exploration & Production - 0.7%
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	1,550,000	1,525,327
4.38%, 01/15/2028	770,000	765,048
EQT Corp.
3.13%, 05/15/2026 (a)	879,000	877,267

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
3.90%, 10/01/2027	$260,000	$256,915
		3,424,557

Oil & Gas Storage & Transportation - 0.7%
Enbridge, Inc., 4.60%, 06/20/2028	700,000	701,941
ONEOK, Inc., 4.85%, 07/15/2026	200,000	200,050
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	569,000	569,330
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	810,000	809,883
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,153,617
		3,434,821
Total Energy		8,352,427

Financials - 9.0%
Asset Management & Custody Banks - 0.4%
Ares Capital Corp.
7.00%, 01/15/2027	950,000	963,070
2.88%, 06/15/2027	120,000	116,861
2.88%, 06/15/2028	1,250,000	1,180,540
		2,260,471

Automotive Retail - 0.7%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (a)	625,000	625,477
5.55%, 05/01/2028 (a)	2,685,000	2,731,209
		3,356,686

Brokerage & Investment Management - 0.5%
LPL Holdings, Inc.
5.70%, 05/20/2027	1,765,000	1,781,717
4.63%, 11/15/2027 (a)	790,000	784,541
		2,566,258

Commercial & Residential Mortgage Finance - 0.4%
Radian Group, Inc., 4.88%, 03/15/2027	1,825,000	1,825,346

Consumer Finance - 0.4%
Ally Financial, Inc., 7.10%, 11/15/2027	1,770,000	1,837,403

Consumer Finance - 0.2%
Synchrony Bank, 5.63%, 08/23/2027	1,175,000	1,188,322

Diversified Banks - 2.6%
ABN AMRO Bank NV, 4.80%, 04/18/2026 (a)	1,735,000	1,734,281

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Banco Santander SA, 3.80%, 02/23/2028	$2,120,000	$2,094,352
Barclays PLC, 5.20%, 05/12/2026	1,688,000	1,689,124
Capital One NA, 3.45%, 07/27/2026	1,200,000	1,196,313
Citigroup, Inc., 4.45%, 09/29/2027	2,555,000	2,555,670
Fifth Third Financial Corp., 3.80%, 07/22/2026	1,550,000	1,547,007
Keybank National Association
3.40%, 05/20/2026	630,000	629,085
6.95%, 02/01/2028	1,315,000	1,367,994
		12,813,826

Diversified Financial Services - 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	370,000	369,993

Finance Companies - 1.4%
Athene Global Funding
5.62%, 05/08/2026 (a)	700,000	700,607
3.21%, 03/08/2027 (a)	384,000	378,104
5.52%, 03/25/2027 (a)	655,000	660,545
4.83%, 05/09/2028 (a)	941,000	937,979
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	338,000	326,654
2.75%, 02/21/2028 (a)	570,000	550,005
6.38%, 05/04/2028 (a)	1,412,000	1,453,847
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	1,955,000	1,962,902
		6,970,643

Investment Banking & Brokerage - 0.2%
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	812,000	827,197

Private Equity - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	2,090,000	2,082,764

Regional Banks - 0.0% (d)
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	246,423

Specialized REITs - 0.5%
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (a)	1,455,000	1,453,492
5.75%, 02/01/2027 (a)	610,000	613,613
3.75%, 02/15/2027 (a)	490,000	486,391
		2,553,496

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	$1,955,000	$1,882,347

Transaction & Payment Processing Services - 0.8%
Fiserv, Inc., 2.25%, 06/01/2027	2,210,000	2,151,257
Global Payments, Inc.
4.80%, 04/01/2026	200,000	200,000
4.95%, 08/15/2027	1,625,000	1,628,537
		3,979,794
Total Financials		44,760,969

Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc.
5.25%, 06/15/2026	695,000	695,420
5.20%, 06/01/2028	1,150,000	1,167,453
Total Health Care		1,862,873

Industrials - 3.5%
Aerospace & Defense - 0.3%
Boeing Co., 3.10%, 05/01/2026	958,000	956,764
Hexcel Corp., 4.20%, 02/15/2027 (b)	570,000	568,250
		1,525,014

Cargo Ground Transportation - 0.5%
XPO, Inc., 6.25%, 06/01/2028 (a)	2,265,000	2,297,260

Commercial Services - 0.3%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	1,550,000	1,532,621

Construction & Engineering - 0.4%
MasTec, Inc., 4.50%, 08/15/2028 (a)	1,955,000	1,934,388

Passenger Airlines - 0.8%
Delta Air Lines, Inc., 4.95%, 07/10/2028	1,825,000	1,832,092
Southwest Airlines Co., 4.38%, 11/15/2028	2,320,000	2,290,581
		4,122,673

Trading Companies & Distributors - 1.2%
Air Lease Corp., 1.88%, 08/15/2026	1,600,000	1,583,885
Aircastle Ltd.
2.85%, 01/26/2028 (a)	1,550,000	1,502,443
6.50%, 07/18/2028 (a)	770,000	798,727

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
GATX Corp.
3.25%, 09/15/2026	$450,000	$447,504
3.50%, 03/15/2028	1,760,000	1,728,393
		6,060,952
Total Industrials		17,472,908

Information Technology - 2.5%
Electronic Manufacturing Services - 0.4%
Flex Ltd., 6.00%, 01/15/2028	1,750,000	1,786,489
Jabil, Inc., 3.95%, 01/12/2028	440,000	436,080
		2,222,569

Systems Software - 0.5%
Oracle Corp., 2.30%, 03/25/2028	2,555,000	2,434,761

Technology Distributors - 0.8%
Arrow Electronics, Inc.
7.50%, 01/15/2027	500,000	509,406
3.88%, 01/12/2028	1,590,000	1,566,678
Avnet, Inc.
4.63%, 04/15/2026	1,200,000	1,199,859
6.25%, 03/15/2028	755,000	777,961
		4,053,904

Technology Distributors - 0.3%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	890,000	879,786
4.25%, 04/01/2028	810,000	800,162
		1,679,948

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp., 5.25%, 02/01/2028	2,300,000	2,331,462
Total Information Technology		12,722,644

Materials - 2.2%
Commodity Chemicals - 0.3%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,192,609

Fertilizers & Agricultural Chemicals - 0.3%
FMC Corp., 3.20%, 10/01/2026	1,550,000	1,536,503

Packaging & Containers - 0.0% (d)
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	108,000	107,846

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Paper & Plastic Packaging Products & Materials - 0.8%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	$2,460,000	$2,476,364
Sealed Air Corp., 1.57%, 10/15/2026 (a)	1,650,000	1,647,042
		4,123,406

Specialty Chemicals - 0.4%
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	2,120,000	2,034,357

Steel - 0.4%
ArcelorMittal SA, 6.55%, 11/29/2027	1,700,000	1,752,452
Total Materials		10,747,173

Real Estate - 0.5%
Telecom Tower REITs - 0.5%
Crown Castle, Inc.
2.90%, 03/15/2027	125,000	123,165
3.80%, 02/15/2028	2,560,000	2,524,205
Total Real Estate		2,647,370

Utilities - 1.1%
Electric Utilities - 0.4%
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	1,955,000	1,883,797

Gas Utilities - 0.3%
National Fuel Gas Co., 5.50%, 10/01/2026	1,550,000	1,557,095

Independent Power Producers & Energy Traders - 0.4%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	400,000	401,419
3.70%, 01/30/2027 (a)	1,690,000	1,676,649
		2,078,068
Total Utilities		5,518,960
TOTAL CORPORATE BONDS (Cost $133,204,374)		133,060,676

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.6%
Banco Santander SA, Series 2026-NQM3, Class A1, 5.18%, 03/25/2066 (a)(c)	3,000,000	3,006,090
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A3, 5.20%, 12/25/2065 (a)(b)	993,614	987,174
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A3, 5.40%, 12/25/2070 (a)(b)	2,431,133	2,425,109
Federal Home Loan Mortgage Corp.
Series K056, Class A2, 2.53%, 05/25/2026	1,798,747	1,795,243
Series K057, Class A2, 2.57%, 07/25/2026	2,024,628	2,017,303
Series K058, Class A2, 2.65%, 08/25/2026	2,777,000	2,763,198

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Series K735, Class A2, 2.86%, 05/25/2026	$1,216,983	$1,214,510
Series K736, Class A2, 2.28%, 07/25/2026	1,641,750	1,635,831
Series K738, Class A2, 1.55%, 01/25/2027	1,640,000	1,615,133
Series K-F100, Class AS, 3.85% (30 day avg SOFR US + 0.18%), 01/25/2028	253,227	252,692
Series K-F101, Class AS, 3.87% (30 day avg SOFR US + 0.20%), 01/25/2031	279,975	277,346
Series K-F102, Class AS, 3.87% (30 day avg SOFR US + 0.20%), 01/25/2031	3,000,182	2,962,001
Series K-F103, Class AS, 3.91% (30 day avg SOFR US + 0.24%), 01/25/2031	2,239,397	2,213,487
Series K-F104, Class AS, 3.92% (30 day avg SOFR US + 0.25%), 01/25/2031	506,426	504,229
Series K-F105, Class AS, 3.92% (30 day avg SOFR US + 0.25%), 02/25/2031	1,407,540	1,398,381
Series K-F106, Class AS, 3.92% (30 day avg SOFR US + 0.25%), 01/25/2031	2,015,593	1,993,945
Series K-F107, Class AS, 3.92% (30 day avg SOFR US + 0.25%), 03/25/2028	1,025,691	1,024,150
Series K-F111, Class AS, 3.91% (30 day avg SOFR US + 0.24%), 03/25/2031	1,341,075	1,332,942
Series K-F112, Class AS, 3.90% (30 day avg SOFR US + 0.23%), 04/25/2031	357,494	353,106
Series K-F113, Class AS, 3.90% (30 day avg SOFR US + 0.23%), 05/25/2028	277,868	276,571
Series K-F114, Class AS, 3.89% (30 day avg SOFR US + 0.22%), 05/25/2031	1,046,814	1,033,430
Series K-F115, Class AS, 3.88% (30 day avg SOFR US + 0.21%), 06/25/2031	2,485,339	2,452,920
Series K-F117, Class AS, 3.91% (30 day avg SOFR US + 0.24%), 06/25/2031	2,696,503	2,666,817
Series K-F118, Class AS, 3.87% (30 day avg SOFR US + 0.20%), 07/25/2028	183,558	182,456
Series K-F120, Class AS, 3.87% (30 day avg SOFR US + 0.20%), 08/25/2031	2,497,574	2,481,420
Series K-F121, Class AS, 3.85% (30 day avg SOFR US + 0.18%), 08/25/2028	752,583	747,487
Series K-F122, Class AS, 3.86% (30 day avg SOFR US + 0.19%), 09/25/2031	1,381,721	1,375,292
Series KF125, Class AS, 3.89% (30 day avg SOFR US + 0.22%), 10/25/2028	955,383	949,476
Series KF127, Class AS, 3.88% (30 day avg SOFR US + 0.21%), 12/25/2028	3,172,192	3,158,275
Series KF129, Class AS, 3.92% (30 day avg SOFR US + 0.25%), 01/25/2029	1,724,655	1,714,420
Series KF133, Class AS, 4.04% (30 day avg SOFR US + 0.37%), 02/25/2029	1,345,768	1,341,683

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Series KF160, Class AS, 4.37% (30 day avg SOFR US + 0.70%), 10/25/2030	$315,766	$317,611
Series KF48, Class A, 4.07% (30 day avg SOFR US + 0.40%), 06/25/2028	850,023	848,877
Series KF57, Class A, 4.32% (30 day avg SOFR US + 0.65%), 12/25/2028	412,061	413,860
Series KF59, Class A, 4.32% (30 day avg SOFR US + 0.65%), 02/25/2029	993,020	995,812
Series KF61, Class A, 4.31% (30 day avg SOFR US + 0.64%), 03/25/2029	321,539	322,443
Series KF75, Class AL, 4.29% (30 day avg SOFR US + 0.62%), 12/25/2029	230,623	232,531
Series KF75, Class AS, 4.22% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	249,772	250,256
Series KF79, Class AL, 4.25% (30 day avg SOFR US + 0.58%), 05/25/2030	514,084	515,181
Series KF86, Class AS, 3.99% (30 day avg SOFR US + 0.32%), 08/25/2027	505,884	505,231
Series KF87, Class AL, 4.13% (30 day avg SOFR US + 0.46%), 08/25/2030	93,307	93,530
Series KF87, Class AS, 4.02% (30 day avg SOFR US + 0.35%), 08/25/2030	373,229	372,420
Series KF88, Class AL, 4.11% (30 day avg SOFR US + 0.44%), 09/25/2030	3,319,689	3,314,294
Series KF90, Class AS, 4.05% (30 day avg SOFR US + 0.38%), 09/25/2030	303,119	301,655
Series KF91, Class AS, 4.05% (30 day avg SOFR US + 0.38%), 10/25/2030	310,534	309,046
Series KF93, Class AS, 3.98% (30 day avg SOFR US + 0.31%), 10/25/2027	558,141	557,025
Series KF94, Class AL, 4.08% (30 day avg SOFR US + 0.41%), 11/25/2030	889,157	885,998
Series KF94, Class AS, 4.01% (30 day avg SOFR US + 0.34%), 11/25/2030	296,386	295,518
Series KF95, Class AL, 4.04% (30 day avg SOFR US + 0.37%), 11/25/2030	803,504	801,351
Series KF96, Class AL, 4.04% (30 day avg SOFR US + 0.37%), 12/25/2030	549,910	547,017
Series KF97, Class AS, 3.92% (30 day avg SOFR US + 0.25%), 12/25/2030	197,198	195,129
Series KF99, Class AS, 3.87% (30 day avg SOFR US + 0.20%), 12/25/2030	2,377,170	2,346,973
Series KJ21, Class A2, 3.70%, 09/25/2026	106,698	106,450
Federal National Mortgage Association
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (c)	886,479	877,740
Series 2016-M12, Class A2, 2.44%, 09/25/2026 (c)	2,106,025	2,094,659
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027 (c)	450,540	445,914
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (c)	1,986,756	1,966,108
Series 2017-M4, Class A2, 2.56%, 12/25/2026 (c)	804,205	796,516
Series 2019-M28, Class AV, 2.23%, 02/25/2027	784,383	773,372
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 4.51% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)	50,472	50,540
Series 2024-DNA1, Class M1, 5.01% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	549,449	550,135
Series 2024-HQA2, Class M1, 4.86% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	760,997	762,294
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (a)(c)	170,210	172,929
Onslow Bay Mortgage Loan Trust
Series 2025-NQM23, Class A3, 5.28%, 10/25/2065 (a)(b)	940,499	938,236
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (a)(c)	4,942,760	4,903,242
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.76%, 11/25/2053 (a)(c)	49,387	49,387

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
SGR Residential Mortgage Trust, Series 2025-1, Class A1, 5.10%, 12/25/2065 (a)(c)	$4,943,096	$4,938,419
Verus Securitization Trust, Series 2021-R3, Class A3, 1.38%, 04/25/2064 (a)(c)	769,867	731,396
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,713,525)		82,731,212

COLLATERALIZED LOAN OBLIGATIONS - 13.4%
Alinea CLO, Series 2018-1A, Class BR, 4.82% (3 mo. Term SOFR + 1.15%), 07/20/2031 (a)	2,002,391	2,002,342
Apex Credit CLO LLC, Series 2018-1A, Class BR, 5.08% (3 mo. Term SOFR + 1.41%), 04/25/2031 (a)	1,525,000	1,526,449
ARES CLO, Series 2017-44A, Class A1RR, 4.80% (3 mo. Term SOFR + 1.13%), 04/15/2034 (a)	5,000,000	5,001,560
Atlas Senior Loan Fund Ltd., Series 2018-10A, Class B, 5.43% (3 mo. Term SOFR + 1.76%), 01/15/2031 (a)	3,842,398	3,842,901
Bain Capital Credit CLO, Series 2018-2A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 07/19/2031 (a)	1,350,000	1,346,792
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	2,893,123	2,894,456
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	603,880	604,041
Blackrock CLO Ltd., Series 2023-2A, Class A, 6.05% (3 mo. Term SOFR + 2.38%), 10/20/2033 (a)	906,660	904,728
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.33% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	1,500,000	1,499,988
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.00% (3 mo. Term SOFR + 1.33%), 07/15/2031 (a)	481,415	481,464
CBAM Ltd., Series 2018-7A, Class B1, 5.53% (3 mo. Term SOFR + 1.86%), 07/20/2031 (a)	2,145,000	2,145,620
CIFC Funding Ltd., Series 2017-4A, Class A2R, 5.48% (3 mo. Term SOFR + 1.81%), 10/24/2030 (a)	2,720,000	2,720,612
Crown Point CLO Ltd., Series 2020-9A, Class AR, 5.12% (3 mo. Term SOFR + 1.45%), 07/14/2034 (a)	4,400,000	4,401,566
Fortress Credit Opportunities, Series 2025-31A, Class A1, 5.17% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)	1,396,006	1,395,341
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	817,524	817,655
Golub Capital Partners CLO Ltd.
Series 2022-61A, Class A1AR, 4.90% (3 mo. Term SOFR + 1.23%), 07/25/2035 (a)	1,040,000	1,038,122
Series 2023-67A, Class A1, 6.16% (3 mo. Term SOFR + 2.50%), 05/09/2036 (a)	2,400,000	2,405,933
Invesco CLO Ltd., Series 2021-1A, Class A1, 4.93% (3 mo. Term SOFR + 1.26%), 04/15/2034 (a)	3,550,000	3,548,804
KKR CLO Trust, Series 18, Class A1R2, 4.72% (3 mo. Term SOFR + 1.05%), 10/18/2035 (a)	1,359,344	1,359,469
LCM LP, Series 34A, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 10/20/2034 (a)	3,000,000	2,999,928

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	$1,745,096	$1,745,571
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 4.97% (3 mo. Term SOFR + 1.30%), 10/15/2036 (a)	687,500	686,200
Marathon CLO Ltd., Series 2021-16A, Class A1AR, 4.78% (3 mo. Term SOFR + 1.11%), 04/15/2034 (a)	1,600,000	1,598,941
Octagon Investment Partners Ltd.
Series 2014-1A, Class A2R4, 4.80% (3 mo. Term SOFR + 1.15%), 02/14/2031 (a)	3,000,000	3,000,651
Series 2016-1A, Class XRR, 4.97% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	855,263	857,424
Series 2020-4A, Class AR2, 4.75% (3 mo. Term SOFR + 1.08%), 01/15/2035 (a)	3,000,000	2,997,876
OZLM Ltd., Series 2019-24A, Class A1AR, 5.09% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	640,847	640,848
Rockford Tower CLO Ltd., Series 2021-2A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 07/20/2034 (a)	2,900,000	2,898,283
ROMARK CLO LLC, Series 2021-4A, Class A1R, 4.79% (3 mo. Term SOFR + 1.14%), 07/10/2034 (a)	1,000,000	999,629
Sound Point CLO Ltd.
Series 2015-2A, Class ARRR, 5.14% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	1,887,825	1,888,526
Series 2018-1A, Class A, 4.93% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	320,057	320,103
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.07% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	246,296	246,203
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	2,200,000	2,198,669
Twin Brook CLO, Series 2024-2A, Class AR, 1.29% (3 mo. Term SOFR + 1.25%), 10/20/2035 (a)	2,500,000	2,479,765
Venture CDO Ltd., Series 2018-32A, Class A1, 5.03% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	167,218	167,239
Voya CLO Ltd., Series 2019-3A, Class AR, 5.01% (3 mo. Term SOFR + 1.34%), 10/17/2032 (a)	1,309,170	1,306,182
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $67,066,799)		66,969,881

MORTGAGE-BACKED SECURITIES - 3.9%
Federal Home Loan Mortgage Corp.
Pool WN2035, 2.05%, 10/01/2026	1,562,616	1,546,891
Series KF130, Class AS, 3.96% (30 day avg SOFR US + 0.29%), 01/25/2029	514,487	513,512
Series KF134, Class AS, 4.08% (30 day avg SOFR US + 0.41%), 03/25/2032	2,902,078	2,898,180
Series KF135, Class AS, 4.04% (30 day avg SOFR US + 0.37%), 05/25/2029	585,137	584,414
Series KF166, Class AS, 4.27% (30 day avg SOFR US + 0.60%), 01/25/2032	2,000,000	2,003,502

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Series KJ49, Class AFL, 4.27% (30 day avg SOFR US + 0.60%), 01/25/2031	$904,840	$905,867
Federal National Mortgage Association
Pool AN1613, 2.55%, 07/01/2026	2,572,577	2,559,676
Pool AN1760, 2.63%, 06/01/2026	1,000,000	995,822
Pool AN3381, 2.52%, 10/01/2026	2,678,348	2,653,096
Pool AN3560, 2.42%, 11/01/2026	2,301,653	2,278,063
Pool AN7890, 3.06%, 12/01/2027	2,750,000	2,695,737
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,675,763)		19,634,760

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.9%	Shares
First American Government Obligations Fund - Class X, 3.58% (e)	29,623,682	29,623,682
TOTAL MONEY MARKET FUNDS (Cost $29,623,682)		29,623,682

U.S. TREASURY BILLS - 3.3%	Par
3.55%, 04/30/2026 (f)	$6,000,000	5,983,059
3.61%, 05/28/2026 (f)	3,000,000	2,982,995
3.60%, 06/25/2026 (f)	3,500,000	3,470,394
3.66%, 07/21/2026 (f)	4,000,000	3,955,662
TOTAL U.S. TREASURY BILLS (Cost $16,391,939)		16,392,110

TOTAL INVESTMENTS - 100.2% (Cost $500,965,452)		$499,795,415
Liabilities in Excess of Other Assets - (0.2)%		(1,072,566)
TOTAL NET ASSETS - 100.0%		$498,722,849

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $250,072,756 or 50.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	Represents less than 0.05% of net assets.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	The rate shown is the annualized yield as of March 31, 2026.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE ENHANCED INCOME SHORT MATURITY ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive Enhanced Income Short Maturity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Asset-Backed Securities	$—	$151,383,094	$—	$151,383,094
Corporate Bonds	—	133,060,676	—	133,060,676
Collateralized Mortgage Obligations	—	82,731,212	—	82,731,212
Collateralized Loan Obligations	—	66,969,881	—	66,969,881
Mortgage-Backed Securities	—	19,634,760	—	19,634,760
Money Market Funds	29,623,682	—	—	29,623,682
U.S. Treasury Bills	—	16,392,110	—	16,392,110
Total Investments	$29,623,682	$470,171,733	$—	$499,795,415
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive Enhanced Income Short Maturity ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.